Notes to the Consolidated Statements of Financial Position - Schedule of Applicable Tax Rate and Current Income Taxes Recognized in Profit or Loss (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Applicable Tax Rate and Current Income Taxes Recognized in Profit or Loss [Abstract]
Loss for the period (accounting profit before income tax)	€ (46,059,185)	€ (42,667,529)	€ (29,484,611)
Tax rate	28.60%	28.60%	29.20%
Tax benefits at tax rate	€ 13,159,368	€ 12,160,545	€ 8,610,381
Temporary differences and tax losses for which no deferred tax asset was recognized	(14,577,752)	(12,127,977)	(7,480,169)
Non-recognition of tax effect on share-based payments		(32,182)	(1,251,830)
Non-deductible expenses for tax purposes	(56,721)	(46,907)	(22,067)
Tax free income	1,475,105
Taxes prior years	(5,217)
Other differences due to tax rate		46,521	143,686
Income tax	€ (5,217)